Purchase Price Allocation to Assets Acquired and Liabilities Assumed, Beijing LDeasy Science &Technology Company Ltd (Detail) (USD $) In Thousands, unless otherwise specified					0 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended	0 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Aug. 02, 2013 LDeasy	Aug. 02, 2013 Customer base LDeasy	Dec. 31, 2013 Core Technology	Aug. 02, 2013 Core Technology LDeasy	Dec. 31, 2013 Product Technology	Aug. 02, 2013 Product Technology LDeasy
Business Acquisition [Line Items]
Intangible assets acquired					$ 523		$ 490		$ 408
Goodwill	32,684	26,983	24,597	910
Deferred tax liabilities				(218)
Total consideration				$ 2,113
Estimated useful lives					5 years	6 years	6 years	5 years	3 years